Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Message from the Managers                                         5
      Financial Information:
         Portfolio of Investments                                       8
         Notes to Portfolio of Investments                             16
         Statement of Assets and Liabilities                           17
         Statement of Operations                                       18
         Statements of Changes in Net Assets                           19
         Notes to Financial Statements                                 20





Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA International Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA.
All rights reserved.






                       USAA Family of Funds Summary
--------------------------------------------------------------------------------
         Fund                                            Minimum
       Type/Name                Volatility              Investment*
--------------------------------------------------------------------------------
 CAPITAL APPRECIATION
--------------------------------------------------------------------------------
 Aggressive Growth           Very high                     $3,000
 Emerging Markets(1)         Very high                     $3,000
 First Start Growth          Moderate to high              $3,000
 Gold(1)                     Very high                     $3,000
 Growth                      Moderate to high              $3,000
 Growth & Income             Moderate                      $3,000
 International(1)            Moderate to high              $3,000
 S&P 500(Registered
  Trademark) Index(2)        Moderate                      $3,000
 Science & Technology(5)     Very high                     $3,000
 World Growth(1)             Moderate to high              $3,000
--------------------------------------------------------------------------------
 ASSET ALLOCATION
--------------------------------------------------------------------------------
 Balanced Strategy(1)        Moderate                      $3,000
 Cornerstone Strategy(1)     Moderate                      $3,000
 Growth and Tax Strategy(3)  Moderate                      $3,000
 Growth Strategy(1)          Moderate to high              $3,000
 Income Strategy             Low to moderate               $3,000
--------------------------------------------------------------------------------
 INCOME - TAXABLE
--------------------------------------------------------------------------------
 GNMA                        Low to moderate               $3,000
 Income                      Moderate                      $3,000
 Income Stock                Moderate                      $3,000
 Short-Term Bond             Low                           $3,000
--------------------------------------------------------------------------------
 INCOME - TAX EXEMPT
--------------------------------------------------------------------------------
 Long-Term(3)                Moderate                      $3,000
 Intermediate-Term(3)        Low to moderate               $3,000
 Short-Term(3)               Low                           $3,000
 State Bond Income(3)**      Moderate                      $3,000
--------------------------------------------------------------------------------
 MONEY MARKET
--------------------------------------------------------------------------------
 Money Market(4)             Very low                      $3,000
 Tax Exempt
  Money Market(3),(4)        Very low                      $3,000
 Treasury Money
  Market Trust(4)            Very low                      $3,000
 State Money Market(3),(4)** Very low                      $3,000
--------------------------------------------------------------------------------
(1)Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2)S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
(3)Some income may be subject to state or local taxes or the federal alternative minimum tax.
(4)An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
(5)This Fund may be more volatile than a fund that diversifies across many industries.
 * The InveStart(Registered Trademark)  program  is  available   for   investors
   without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.
** California,  Florida,  New York, Texas,  and  Virginia  funds  available   to
   residents only.



Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.







Message from the President

[Photograph of the President and Vice Chairman of the Board, Michael J. C. Roth, CFA, appears here.]

Since my last message to Investment Trust shareholders, the stock market has reminded us that intense emotions are part of the investment process. In August, the unraveling of markets around the world was downright scary. Huge daily drops, the rampage into treasury bonds while other income markets dried up, and the antics of huge hedge funds made for confusion and fear. At such times, it becomes very hard for people to remember the long-term plans they have made for their portfolios.

A scant three months later, stock markets have recouped losses and bond markets have settled down. August looks like a momentary aberration. With the retreat of fear, we are now seeing something the financial press has tagged "Internet stocks." These are various companies, going public for the first time, whose business is closely tied to Internet commerce. Some have soared to prices ten times their initial offering, even though they have little or no earnings and traditional analysts can detect little to support such lofty prices. In the 1600s, investors got the idea that tulip bulbs, which Dutch traders brought home on their voyages, were highly valuable and bid their prices to incredible levels. Those prices collapsed and the word "tulip" took on a special meaning for investment professionals. The tulip craze became a classic example of irrational investor behavior. When I watch the Internet IPOs, I think "Tulip."

This tells me that emotions can run both ways, from panic to euphoria, and make people forget their long-term investment plans. But, you need those plans most of all when the emotions are rampant. Trading in calm markets prepares you to avoid trading during raging markets.

Sincerely,

Michael J.C. Roth, CFA
President and
Vice Chairman of the Board





For more complete information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.

Although none of the investments mentioned are guaranteed or insured, government bonds are backed by the full faith and credit of the U.S. Government. Common stocks are considered to have the most risk, followed by corporate bonds and government bonds. All of these vehicles are subject to tax. If held to maturity, bonds offer a fixed rate of return and fixed principal value. Return and principal value of an investment in stocks will fluctuate.

Past  performance is no guarantee of future results.






Investment Review


USAA INTERNATIONAL FUND

OBJECTIVE: Primary objective is capital appreciation. Current income is a secondary objective.

TYPES OF INVESTMENTS: At least 80% of the Fund's assets are invested in equity securities of companies organized and operating principally outside the United States. The remainder of the Fund's assets may be invested in U.S. Government securities that mature in less than one year and in repurchase agreements collateralized by such securities.

--------------------------------------------------------------------------------
                                           11/30/98              5/31/98
--------------------------------------------------------------------------------
  Net Assets                            $523.6  Million      $628.7 Million
  Net Asset Value Per Share                 $18.58               $21.94
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/98
--------------------------------------------------------------------------------
      5/31/98 to 11/30/98(+)        1 Year         5 Years       10 Years
             -12.34%                 0.80%          9.86%          9.36%
--------------------------------------------------------------------------------

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA International Fund, the Morgan Stanley Capital Index (MSCI)-EAFE, and the Lipper International Funds Average for the period of 11/30/88 through 11/30/98. The data points from the graph are as follows:

                USAA
            International         MSCI-EAFE          Lipper
                Fund                Index            Average
            -------------         ---------          -------

11/30/88       $10,000             $10,000          $10,000
05/31/89        10,000               9,623           10,396
11/30/89        11,203              10,719           11,625
05/31/90        11,942               9,856           12,297
11/30/90        10,604               8,373           10,864
05/31/91        11,391               9,328           11,913
11/30/91        11,479               9,072           11,698
05/31/92        12,830               9,014           12,963
11/30/92        11,997               8,336           11,680
05/31/93        14,206              10,491           13,742
11/30/93        15,291              10,360           14,967
05/31/94        17,204              11,915           16,551
11/30/94        17,588              11,897           16,503
05/31/95        17,633              12,503           16,849
11/30/95        18,254              12,798           17,594
05/31/96        21,108              13,837           19,321
11/30/96        22,278              14,303           20,365
05/31/97        24,636              14,880           22,106
11/30/97        24,272              14,245           21,755
05/31/98        27,909              16,533           25,554
11/30/98        24,467              16,589           23,928

Data from 11/30/88 through 11/30/98


The graph illustrates how a $10,000 hypothetical investment in the USAA International Fund outperformed its benchmark, the Morgan Stanley Capital Index
(MSCI)-EAFE, an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market, and the Lipper International Funds Average, an average performance level of all international funds, as reported by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds.






Message from the Managers


[Photograph of the Portfolio Managers appears here: From L to R: Albert C. Sebastian, CFA, David G. Peebles, CFA, and W. Travis Selmier, II, CFA.]


MARKET CONDITIONS

For the six months ended November 30, 1998, your Fund's total return was -12.33% which compares unfavorably with the Lipper International Funds Average return of -5.93% and the EAFE return of .34%.(1) Along with the U.S., European equities turned downward around mid-year while Asian markets staged a rebound on currency strength. Latin America and Canada continued to perform poorly.

EUROPE

European markets performed poorly over the period primarily because of further deterioration in the economic fundamentals of Russia and lower forecasted economic growth. The financial sector, which had led the market in the first half of 1998, sharply underperformed as many banks had to increase their credit loss provisions on account of their emerging markets exposure. Defensive stocks, such as utilities and consumer non-durables (e.g. tobacco, food) outperformed the general indices. European markets rebounded sharply in October and November as the U.S. and selected European central banks cut interest rates.

EMERGING MARKETS

The last six months have been a tale of two quarters for emerging markets; a tumultuous summer culminating in August's massive sell-off was followed by a strong recovery in investor sentiment. This resulted in pushing emerging markets back up over 30% from its bottom in early September. The change in investor sentiment has been key. Asian economies are showing signs of bottoming; Latin markets have bounced as Brazil has begun to take the hard medicine needed to solve its fiscal problems; and the European and Mediterranean market participants have realized that Russia's collapse does not mean the end of the world for these countries' economic growth.

JAPAN

A change in Prime Minister may hold the promise of progress on Japan's banking crisis and economic slowdown, but we are still cautious with an underweighted position. While concerned about the overall market, we have continued our selective strategy of buying financially sound industrial and financial companies. We have also added to our technology and telecommunications holdings over the period.

OUTLOOK

Although forecasted economic growth for Europe has been revised downward, European stocks may have the potential to offer the best earnings growth next year. The introduction of the Euro, which is the common currency of the European monetary union, on January 1, 1999, will further financial and economic integration. Also we expect to see continued mergers and acquisition activity and shareholder-oriented policies in Europe. As well as local dynamics, events in mature markets - economic growth, bank restructuring (especially in Japan), multilateral institutions' support, and interest rate policies - will prove critical for emerging markets in 1999.



(1) Refer to page 4 for the Lipper Average and the EAFE definition.

Past performance is no guarantee of future results, and the value of your investment may vary according to the Fund's performance.






ASSET ALLOCATION
----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 1998 of the USAA International Fund to be:

Other - 22.0%* (Countries with less than 3.0% of the portfolio and U.S. Government & Agency Issue); United Kingdom - 12.6%*; Netherlands - 9.4%*; France
-  9.4%*;  Japan -  7.7%*;  Canada  -  6.1%*;  Germany  5.7%*;  Italy  -  5.3%*;
Switzerland - 5.2%*; Finland - 4.9%*; Denmark - 4.8%*; Sweden - 3.7%*; and Spain
- 3.3%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.





----------------------------------      ----------------------------------------
     TOP 10 EQUITY HOLDINGS                        TOP 10 INDUSTRIES
       (% OF NET ASSETS)                           (% OF NET ASSETS)
----------------------------------      ----------------------------------------
Nokia ADR                      2.4      Telephones                          10.0
Telecom Italia S.p.A.          2.2      Banks - Major Regional               8.2
Novartis AG                    2.2      Auto Parts                           6.0
Autoliv SDR                    1.9      Drugs                                5.2
Elf Aquitaine ADT              1.9      Oil - International Integrated       3.9
Akzo Nobel N.V.                1.6      Insurance - Multi/Line Companies     3.7
Merita plc "A"                 1.6      Computer Software & Service          3.5
Telefonica de Espana S.A. ADR  1.6      Communication Equipment              2.9
ING Group N.V.                 1.5      Chemicals - Speciality               2.4
Koninklijke KPN V.N.           1.5      Manufacturing -
----------------------------------         Diversified Industries            2.1
                                        ----------------------------------------



Foreign investing is subject to additional risks, which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign securities.

See page 8 for a complete listing of the Portfolio of Investments.




USAA INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)

                                                                        Market
         Number                                                          Value
       of Shares                  Security                               (000)
--------------------------------------------------------------------------------
                                 STOCKS (95.1%)

               Argentina (0.4%)
      38,264   IRSA Inversiones y Representaciones S.A. GDR             $  1,072
      32,100   Telefonica de Argentina S.A. ADR                            1,039
--------------------------------------------------------------------------------
                                                                           2,111
--------------------------------------------------------------------------------

               Australia (1.2%)
     328,500   Cable & Wireless Optus Ltd. *                                 615
     424,700   CSL Ltd.                                                    3,309
   1,009,800   HIH Insurance Ltd.                                            762
     210,000   Smith (Howard) Ltd.                                         1,356
--------------------------------------------------------------------------------
                                                                           6,042
--------------------------------------------------------------------------------

               Austria (2.5%)
      12,481   Bank Austria AG                                               645
      80,600   Boehler Uddeholm AG                                         3,762
     118,300   VA Flughafen Wien AG                                        5,264
      42,000   VA Technologie AG                                           3,519
--------------------------------------------------------------------------------
                                                                          13,190
--------------------------------------------------------------------------------

               Brazil (1.2%)
      44,000   Companhia Brasileira de Distribuicao Grupo Pao de
                 Acucar ADR                                                  883
  46,503,260   Companhia Energetica de Minas Gerais (Cemig) (Preferred)    1,177
     135,000   Panamerican Beverages, Inc. "A"                             3,113
   7,500,000   Petroleo Brasileiro S.A. (Preferred)                        1,068
--------------------------------------------------------------------------------
                                                                           6,241
--------------------------------------------------------------------------------

               Canada (6.1%)
     429,300   Anderson Exploration Ltd. *                                 3,802
     132,100   Canadian National Railway Co.                               7,133
     331,700   Canadian Occidental Petroleum Ltd.                          4,416
     410,000   National Bank of Canada                                     6,414
      52,000   Northern Telecom Ltd.                                       2,428
     196,000   OSF, Inc. *                                                 1,446
     200,200   Suncor, Inc.                                                6,106
--------------------------------------------------------------------------------
                                                                          31,745
--------------------------------------------------------------------------------

               Chile (0.2%)
      27,000   Sociedad Quimica y Minera de Chile S.A. ADR                 1,040
--------------------------------------------------------------------------------

               China (0.2%)
     530,000   New World Infrastructure Ltd.*                                794
--------------------------------------------------------------------------------

               Denmark (4.8%)
      53,700   Carli Gry International A/S                                 2,831
      62,000   ISS International Service System A/S "B"                    4,086
     224,200   SAS Danmark A/S                                             2,712
      30,650   Tele Danmark A/S "B"                                        3,422
      79,300   Tele Danmark A/S ADR                                        4,396
      92,000   Unidanmark A/S                                              7,504
--------------------------------------------------------------------------------
                                                                          24,951
--------------------------------------------------------------------------------

               Egypt (0.2%)
      74,300   Suez Cement Co. S.A.E. GDR                                  1,066
--------------------------------------------------------------------------------

               Finland (4.9%)
   1,450,800   Merita plc "A"                                              8,437
     127,960   Nokia Corp. ADR                                            12,540
     179,000   Raisio Group plc                                            2,318
     176,800   Rauma OYJ                                                   2,485
--------------------------------------------------------------------------------
                                                                          25,780
--------------------------------------------------------------------------------

               France (9.4%)
      18,900   Accor S.A.                                                  4,153
       7,420   Bouygues Offshore S.A. ADR                                     90
      77,186   CNP Assurances *                                            2,334
     123,000   Coflexip ADR                                                4,489
     158,700   Elf Aquitaine ADR                                           9,879
      48,100   Eramet Group                                                1,522
      12,300   Essilor International                                       4,789
      27,200   ISIS S.A.                                                   1,965
      39,800   Louis Dreyfus Citrus                                        1,117
      99,600   Renault S.A.                                                4,622
      56,100   Rhone Poulenc S.A.                                          2,795
      89,980   SEITA                                                       5,219
      32,894   Simco S.A.                                                  2,914
      38,200   Valeo S.A.                                                  3,270
--------------------------------------------------------------------------------
                                                                          49,158
--------------------------------------------------------------------------------

               Germany (5.7%)
     161,000   Continental AG                                              3,948
     173,200   Hoechst AG                                                  7,433
      68,100   Merck KGaA                                                  2,770
       9,965   SAP AG                                                      4,511
       6,970   SAP AG (Preferred)                                          3,628
     139,460   Veba AG                                                     7,727
--------------------------------------------------------------------------------
                                                                          30,017
--------------------------------------------------------------------------------

               Greece (0.8%)
     116,900   Hellenic Telecommunications Organization S.A. (OTE) *       2,915
      33,120   National Bank of Greece S.A. GDR *                          1,193
       2,400   Panafon Hellenic Telecommunications Co. S.A. *                 43
--------------------------------------------------------------------------------
                                                                           4,151
--------------------------------------------------------------------------------

               Hong Kong (0.6%)
      65,000   Asia Satellite Telecommunications Holdings Ltd. ADR         1,032
     260,000   Hutchison Whampoa Ltd.                                      1,855
--------------------------------------------------------------------------------
                                                                           2,887
--------------------------------------------------------------------------------

               Hungary (0.8%)
      66,700   Magyar Tavkozlesi RT. (MATAV) ADR                           1,822
     110,000   Mol Magyar Olaj-Es Gazipari GDR                             2,535
--------------------------------------------------------------------------------
                                                                           4,357
--------------------------------------------------------------------------------

               India (0.6%)
      85,000   Hindalco Industries Ltd. GDR                                  977
     135,500   Larsen & Toubro Ltd. GDR                                      908
     118,600   Videsh Sanchar Nigam Ltd. GDR                               1,213
--------------------------------------------------------------------------------
                                                                           3,098
--------------------------------------------------------------------------------

               Israel (0.1%)
      63,000   Blue Square - Israel Ltd. ADR                                 768
--------------------------------------------------------------------------------

               Italy (5.3%)
      80,300   ENI S.p.A. ADR                                              4,908
     681,000   Erg S.p.A.                                                  2,356
      74,000   Gucci Group N.V.                                            3,335
   1,087,000   Italgas S.p.A.                                              5,371
   1,866,000   Telecom Italia S.p.A.                                      11,653
--------------------------------------------------------------------------------
                                                                          27,623
--------------------------------------------------------------------------------

               Japan (7.2%)
     152,000   Bridgestone Corp.                                           3,553
     160,000   Daibiru Corp.                                               1,075
      10,000   Honda Motor Co. Ltd.                                          359
      59,000   Ito-Yokado Co. Ltd.                                         3,601
      37,900   Justsystem Corp. *                                            183
     153,800   Laox Co. Ltd.                                                 999
     126,000   Namco                                                       2,454
      36,000   Nomura Securities Co. Ltd.                                    350
       1,310   NTT Data Corp.                                              5,721
          36   NTT Mobile Communication Network, Inc. *                    1,373
      95,000   Sankyo Co. Ltd.                                             2,159
     225,000   Sanwa Bank Ltd.                                             2,036
     202,000   Sharp Corp.                                                 1,781
      45,000   Sony Corp.                                                  3,291
      20,000   Terumo Corp.                                                  444
     650,000   Toko, Inc.                                                  2,617
   1,000,000   Toshiba Corp.                                               5,601
--------------------------------------------------------------------------------
                                                                          37,597
--------------------------------------------------------------------------------

               Korea (0.4%)
     298,556   Samsung Heavy Industries *                                  1,654
     139,168   Samsung Heavy Industries Rights *                             212
--------------------------------------------------------------------------------
                                                                           1,866
--------------------------------------------------------------------------------

               Malaysia (0.2%)
     793,500   Genting Bhd (a)                                             1,176
--------------------------------------------------------------------------------

               Mexico (0.6%)
      92,230   Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADR      1,741
     204,400   Tubos de Acero de Mexico, S.A. ADR                          1,443
--------------------------------------------------------------------------------
                                                                           3,184
--------------------------------------------------------------------------------

               Netherlands (9.4%)
     208,800   Akzo Nobel N.V.                                             8,559
     113,000   Benckiser N.V. "B"                                          6,676
      56,060   EVC International N.V.                                        443
     139,302   ING Group N.V.                                              7,975
     180,700   Koninklijke KPN N.V.                                        7,795
     158,600   Koninklijke Pakhoed N.V. (Certificates)                     3,897
     115,400   Oce-van der Grinten N.V.                                    4,055
      71,600   Philips Electronics N.V.                                    4,533
      14,400   Simac Techniek N.V.                                         1,844
     101,700   VNU N.V.                                                    3,494
--------------------------------------------------------------------------------
                                                                          49,271
--------------------------------------------------------------------------------

               Norway (2.3%)
   1,168,700   Christiania Bank og Kreditkasse                             4,292
     159,500   Schibsted ASA                                               1,832
     609,100   Storebrand ASA *                                            4,515
     448,200   Tandberg Data ASA *                                         1,377
--------------------------------------------------------------------------------
                                                                          12,016
--------------------------------------------------------------------------------

               Philippines (0.3%)
   9,000,000   SM Prime Holdings, Inc.                                     1,690
--------------------------------------------------------------------------------

               Poland (0.5%)
     225,000   Elektrim S.A.                                               1,893
     400,071   Polifarb Cieszyn-Wroclaw S.A.                                 528
--------------------------------------------------------------------------------
                                                                           2,421
--------------------------------------------------------------------------------

               Portugal (2.8%)
     173,360   Banco Pinto & Sotto Mayor S.A.                              3,160
      33,900   Brisa-Auto Estradas de Portugal S.A.                        1,832
     139,076   Cimentos de Portugal S.A.                                   4,398
     123,700   Portugal Telecom S.A. ADR                                   5,450
--------------------------------------------------------------------------------
                                                                          14,840
--------------------------------------------------------------------------------

               Russia (0.2%)
      45,000   LUKoil ADR                                                    923
--------------------------------------------------------------------------------

               Singapore (0.5%)
     164,000   Keppel Corp. Ltd.                                             431
     558,000   Overseas Union Bank Ltd.                                    2,250
--------------------------------------------------------------------------------
                                                                           2,681
--------------------------------------------------------------------------------

               South Africa (0.3%)
     810,000   Sanlam Ltd. *                                                 854
      42,400   South African Breweries Ltd.                                  717
--------------------------------------------------------------------------------
                                                                           1,571
--------------------------------------------------------------------------------

               Spain (3.3%)
     255,600   Argentaria, Caja Postal y Banco Hipotecario de
                 Espana, S.A.                                              5,950
     112,000   Corporacion Mapfre                                          3,104
      60,000   Telefonica de Espana S.A. ADR                               8,362
--------------------------------------------------------------------------------
                                                                          17,416
--------------------------------------------------------------------------------

               Sweden (3.7%)
     276,980   Autoliv, Inc. SDR                                           9,990
   1,583,000   Swedish Match AB                                            5,349
     184,000   Volvo AB                                                    4,273
--------------------------------------------------------------------------------
                                                                          19,612
--------------------------------------------------------------------------------

               Switzerland (5.2%)
       6,164   Novartis AG                                                11,566
      19,200   Selecta Group AG                                            4,923
       6,537   Sulzer AG P.C.                                              3,694
      13,470   Swisscom AG *                                               4,534
      19,876   Tag Heuer International S.A.                                1,370
     137,600   Tag Heuer International S.A. ADR                              963
--------------------------------------------------------------------------------
                                                                          27,050
--------------------------------------------------------------------------------

               Taiwan (0.4%)
   3,382,500   China Steel Corp.                                           2,200
--------------------------------------------------------------------------------

               Turkey (0.2%)
  26,192,500   Akbank T.A.S.                                                 534
  33,883,152   Yapi Ve Kredi Bankasi A.S.                                    413
   8,131,956   Yapi Ve Kredi Bankasi Receipts *, (a)                          99
--------------------------------------------------------------------------------
                                                                           1,046
--------------------------------------------------------------------------------

               United Kingdom (12.6%)
   1,519,900   Billiton plc                                                3,322
     187,500   British Telecommunications plc *                            2,568
     117,000   Cable & Wireless plc *                                      1,486
     270,000   Cadbury Schweppes plc                                       4,053
   2,635,000   Cookson Group plc                                           5,781
   1,314,400   Corporate Services Group plc                                3,187
      67,300   Doncasters plc ADR *                                        1,102
     352,400   EMI Group plc                                               2,098
     482,000   Laporte plc                                                 4,079
   1,248,000   LucasVarity plc                                             4,282
   1,693,000   Medeva plc                                                  2,876
     368,000   National Westminster Bank plc                               6,713
     417,933   Reuters Group plc                                           4,036
   1,150,000   Safeway plc                                                 5,672
   1,419,500   Tomkins plc                                                 6,579
   1,168,058   WPP Group plc                                               6,435
      46,239   Zeneca Group plc *                                          1,922
--------------------------------------------------------------------------------
                                                                          66,191
--------------------------------------------------------------------------------
               Total stocks (cost: $409,151)                             497,770
--------------------------------------------------------------------------------


  Principal
   Amount
   (000)
-------------
                                  BONDS (0.5%)

               Japan
      $2,900   MBL International Finance (Bermuda) Trust,
                  Convertible Notes, 3.00%, 11/30/2002 (cost: $2,951)    $ 2,900
--------------------------------------------------------------------------------

                     U.S. GOVERNMENT & AGENCY ISSUES (4.5%)
      23,426   Federal Home Loan Mortgage Corp., 5.10%,
                  12/01/1998 (cost: $23,426)                              23,426
--------------------------------------------------------------------------------
                  Total investments (cost: $435,528)                    $524,096
================================================================================



-----------------------
* Non-income producing.




                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------
            Telephones                                          10.0%
            Banks - Major Regional                               8.2
            Auto Parts                                           6.0
            Drugs                                                5.2
            U.S. Government & Agency Issues                      4.5
            Oil - International Integrated                       3.9
            Insurance - Multi-Line Companies                     3.7
            Computer Software & Service                          3.5
            Communications Equipment                             2.9
            Chemicals - Specialty                                2.4
            Manufacturing - Diversified Industries               2.1
            Railroads / Shipping                                 2.1
            Retail - Specialty                                   2.1
            Tobacco                                              2.0
            Automobiles                                          1.8
            Banks - Money Center                                 1.8
            Electric Utilities                                   1.7
            Beverages - Nonalcoholic                             1.6
            Electronics - Semiconductors                         1.6
            Oil & Gas - Exploration & Production                 1.6
            Chemicals                                            1.5
            Iron & Steel                                         1.4
            Retail - Food                                        1.4
            Services - Commercial & Consumer                     1.4
            Services - Facilities & Environment                  1.4
            Household Products                                   1.3
            Oil & Gas - Drilling / Equipment                     1.3
            Advertising / Marketing                              1.2
            Building Materials Group                             1.1
            Foreign Conglomerate                                 1.1
            Metals / Mining                                      1.1
            Engineering & Construction                           1.0
            Machinery - Diversified                              1.0
            Medical Products & Supplies                          1.0
            Natural Gas Utilities                                1.0
            Other                                               13.2
                                                               -----
                                                               100.1%
                                                               =====




USAA INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 1998
(Unaudited)


GENERAL NOTES
Market value of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
(a) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At November 30, 1998, these securities represented .24% of the Fund's net assets.



See accompanying notes to financial statements.






USAA INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 1998
(Unaudited)



ASSETS
   Investments in securities,  at market value  (identified
     cost of $435,528)                                               $524,096
   Cash                                                                   194
   Cash denominated in foreign  currencies  (identified cost of
     $2,021)                                                            2,062
   Receivables:
      Capital shares sold                                                 201
      Dividends and interest                                            1,042
      Securities sold                                                   3,038
      Unrealized appreciation on foreign currency contracts held,
        at value                                                            3
                                                                     --------
         Total assets                                                 530,636
                                                                     --------

LIABILITIES
   Securities purchased                                                 3,732
   Unrealized depreciation on foreign currency contracts held,
     at value                                                              17
   Capital shares redeemed                                              2,826
   USAA Investment Management Company                                     322
   USAA Transfer Agency Company                                            90
   Accounts payable and accrued expenses                                   67
                                                                     --------
         Total liabilities                                              7,054
                                                                     --------
            Net assets applicable to capital shares outstanding      $523,582
                                                                     ========

REPRESENTED BY:
   Paid-in capital                                                   $450,213
   Accumulated undistributed net investment income                        572
   Accumulated net realized loss on investments                       (15,831)
   Net unrealized appreciation of investments                          88,568
   Net unrealized appreciation on foreign currency translations            60
                                                                     --------
            Net assets applicable to capital shares outstanding      $523,582
                                                                     ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                     28,173
                                                                     ========
   Net asset value, redemption price, and offering price per share   $  18.58
                                                                     ========


See accompanying notes to financial statements.





USAA INTERNATIONAL FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 1998
(Unaudited)


Net investment income:
   Income (net of foreign taxes withheld of $549):
      Dividends                                                       $   4,111
      Interest                                                              825
                                                                      ----------
         Total income                                                     4,936
                                                                      ----------
   Expenses:
      Management fees                                                     2,043
      Transfer agent's fees                                                 551
      Custodian's fees                                                      297
      Postage                                                                59
      Shareholder reporting fees                                             26
      Trustees' fees                                                          2
      Registration fees                                                      26
      Professional fees                                                      14
      Other                                                                   8
                                                                      ----------
         Total expenses                                                   3,026
                                                                      ----------
            Net investment income                                         1,910
                                                                      ----------

Net realized and unrealized loss on investments and foreign currency:
   Net realized loss on:
      Investments                                                       (14,588)
      Foreign currency transactions                                        (902)
   Change in net unrealized appreciation/depreciation on:
      Investments                                                       (65,356)
      Foreign currency translations                                         922
                                                                      ----------
            Net realized and unrealized loss                            (79,924)
                                                                      ----------
Decrease in net assets resulting from operations                      $ (78,014)
                                                                      ==========



See accompanying notes to financial statements.







USAA INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN  THOUSANDS)

Six-month period ended November 30, 1998
and Year ended May 31, 1998
(Unaudited)

                                                          11/30/98      5/31/98
                                                         -----------------------
From operations:
   Net investment income                                  $  1,910     $  5,358
   Net realized gain (loss) on investments                 (14,588)      43,490
   Net realized loss on foreign currency transactions         (902)        (529)
   Change in net unrealized appreciation/depreciation on:
      Investments                                          (65,356)      27,231
      Foreign currency translations                            922         (812)
                                                         -----------------------
      Increase (decrease) in net assets resulting
         from operations                                   (78,014)      74,738
                                                         -----------------------
Distributions to shareholders from:
   Net investment income                                    (5,475)      (3,617)
                                                         -----------------------
   Net realized gains                                      (15,641)     (45,161)
                                                         -----------------------
From capital share transactions:
   Proceeds from shares sold                                97,398      250,050
   Shares issued for dividends reinvested                   19,949       41,622
   Cost of shares redeemed                                (123,290)    (305,553)
                                                         -----------------------
      Decrease in net assets from capital share
        transactions                                        (5,943)     (13,881)
                                                         -----------------------
Net increase (decrease) in net assets                     (105,073)      12,079
Net assets:
   Beginning of period                                     628,655      616,576
                                                         -----------------------
   End of period                                          $523,582     $628,655
                                                         =======================
Undistributed net investment income included in net
   assets:
   End of period                                          $    572     $  5,039
                                                         =======================
Change in shares outstanding:
   Shares sold                                               5,186       11,792
   Shares issued for dividends reinvested                      952        2,072
   Shares redeemed                                          (6,614)     (14,535)
                                                         -----------------------
      Decrease in shares outstanding                          (476)        (671)
                                                         =======================



See accompanying notes to financial statements.





USAA INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS

November 30, 1998
(Unaudited)



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund). The Fund's primary investment objective is capital appreciation. Current income is a secondary objective. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing at least 80% of the Fund's assets in common stocks, preferred stocks or securities which are convertible into or which carry the right to buy common stocks of foreign companies.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital by $31,000 and decrease accumulated net realized loss on investments by $31,000.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. Foreign currency translations- The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

F. Euro Conversion Risk - On January 1, 1999, countries participating in the European Monetary Union will begin converting their currencies into a new currency unit called the euro. The countries initially participating in the conversion are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. Conversion to the euro may present certain risks to investments of the Fund held in one of the currencies being replaced. The conversion is not expected to have a material impact on the Fund's investments.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 1998.


(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 1998 were $105.7 million and $110.7 million, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 1998 was $139.9 million and $51.3 million, respectively.


(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.

At November 30, 1998, the terms of open foreign currency contracts were as follows (in thousands):

Foreign Currency Contracts to Buy:


--------------------------------------------------------------------------------------
                                   U.S. Dollar  In Exchange
 Exchange                          Value as of    for U.S.   Unrealized    Unrealized
   Date     Contracts to Receive     11/30/98      Dollar   Appreciation  Depreciation
--------------------------------------------------------------------------------------

 12/01/98  12,240 Greek Drachma     $    43      $    43       $  -         $     -
 12/04/98   1,615 British Pound       2,665         2674          -              (9)
 12/07/98      62 British Pound         103          103          -               -
 12/07/98   4,860 South African Rand    853          855          -              (2)
--------------------------------------------------------------------------------------
                                    $ 3,664      $ 3,675       $  -         $   (11)
======================================================================================



Foreign Currency Contracts to Sell:

-----------------------------------------------------------------------------------------
                                   U.S. Dollar   In Exchange
 Exchange                          Value as of     for U.S.    Unrealized     Unrealized
   Date   Contracts to Deliver      11/30/98       Dollar     Appreciation   Depreciation
-----------------------------------------------------------------------------------------

 12/01/98  26,333 Japenese Yen      $   214       $   214        $  -          $   -
 12/01/98      61 Japenese Yen            1             1           -              -
 12/02/98     678 Swiss Franc           485           479           -             (6)
 12/02/98     283 British Pound         467           470           3              -
 12/02/98  26,764 Japenese Yen          217           217           -              -
 12/02/98      61 Japenese Yen            1             1           -              -
 12/02/98  13,818 Japenese Yen          112           112           -              -
 12/03/98  13,958 Japenese Yen          113           113           -              -
 12/07/98     131 Singapore Dollar       79            79           -              -
-----------------------------------------------------------------------------------------
                                    $ 1,689       $ 1,686        $  3          $  (6)
=========================================================================================


(6) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. Effective January 1, 1999, the annual charge will be $26.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.


(7) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:



                    Six-month                                              Eight-month
                   Period Ended                                            Period Ended
                   November 30,             Year Ended May 31,                 May 31,
---------------------------------------------------------------------------------------
                       1998        1998       1997       1996        1995        1994
---------------------------------------------------------------------------------------

Net asset value
   at beginning
   of period       $  21.94    $  21.03    $  18.71    $  15.78    $  16.36    $  14.48
Net investment
   income               .07         .19         .15         .17         .10          -
Net realized and
   unrealized gain
   (loss)             (2.69)       2.41        2.87        2.92         .29        2.23
Distributions from
   net investment
   income              (.19)       (.12)       (.20)       (.07)         -           -
   capital gains       (.55)      (1.57)       (.50)       (.09)       (.97)       (.35)
---------------------------------------------------------------------------------------
Net asset value at
   end of period   $  18.58    $  21.94    $  21.03    $  18.71    $  15.78    $  16.36
=======================================================================================
Total return (%) *   (12.34)      13.29       16.72       19.71        2.49       15.67
Net assets at end
   of period (000) $523,582    $628,655    $616,576    $417,995    $346,033    $184,792
Ratio of expenses
   to average
   net assets (%)      1.10(a)     1.05        1.09        1.19        1.17        1.31(a)
Ratio of net
   investment income
   to average net
   assets (%)           .70(a)      .87         .79        1.04         .81         .04(a)
Portfolio
   turnover (%)       20.38       42.97       46.03       70.01       64.30       44.39



*Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a)Annualized. The ratio is not necessarily indicative of 12 months of operations.






TRUSTEES
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777